United States
Securities and Exchange Commission
Washington, D.C. 20549

						FORM 12b-25

					Notification of Late Filing
Form :   10-K

For Period Ended: September 30, 2002

PART   I

Full name of Registrant:   	 b- Fast  Corp.
660 Newtown-Yardley  Road
	Newtown, PA 18940

PART II       N/A

PART III   Narrative

The Company's Form 10KSB could not be filed by the due date because the Company's independent auditor has not completed the audit.

PART  IV

(1) Name and telephone number of the person to contact in regard to this notification:

Paul R. Slack    (215) 860-5600

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the
Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file
such report(s) been filed?               NO

 (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the
 subject report or portion thereof?                 NO


					b-Fast Corp.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.
		Date:   December 30, 2002       By    Paul R. Slack